CONSOLIDATED BALANCE SHEETS (Parenthetical) (KRW)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, related party	3,257,000,000	2,947,000,000
Accounts payable, related party	950,000,000	1,147,000,000
Preferred shares, par value	500	500
Preferred shares, shares authorized	2,000,000	2,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, par value	500	500
Common shares, shares authorized	38,000,000	38,000,000
Common shares, shares issued	6,948,900	6,948,900
Common shares, shares outstanding	6,948,900	6,948,900
Related Party Transactions
Other current assets	275,000,000	179,000,000
Capitalized software development cost	279,000,000	0
Other non-current assets	43,000,000	23,000,000
Deferred revenue	554,000,000	650,000,000
Long-term deferred revenue	4,869,000,000	5,406,000,000